UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        2/23/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $16,978,775.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                TITLE OF CLASS         CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                        COMMON STOCK USD1.         00206R102   573048    18950          SOLE                   X      0    0
ACCELRYS INC                    COMMON STOCK USD.0001      00430U103    70338    10467          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC    COMMON STOCK USD1.         009158106   868938    10200          SOLE                   X      0    0
ALIMERA SCIENCES INC            COMMON STOCK USD.01        016259103    17943    14354          SOLE                   X      0    0
ANADARKO PETROLEUM CORP         COMMON STOCK USD.1         032511107   351271     4602          SOLE                   X      0    0
ATHERSYS INC                    COMMON STOCK USD.001       04744L106   117844    68118          SOLE                   X      0    0
COCA COLA CO/THE                COMMON STOCK USD.25        191216100   629730     9000          SOLE                   X      0    0
WALT DISNEY CO/THE              COMMON STOCK USD.01        254687106   225000     6000          SOLE                   X      0    0
EXXON MOBIL CORP                COMMON STOCK NPV           30231G102  2851326    33640          SOLE                   X      0    0
GENERAL ELECTRIC CO             COMMON STOCK USD.06        369604103   709236    39600          SOLE                   X      0    0
GEVO INC                        COMMON STOCK               374396109    62900    10000          SOLE                   X      0    0
GREEN DOT CORP CLASS A          COMMON STOCK USD.001       39304D102  2834932    90805          SOLE                   X      0    0
HANSEN MEDICAL INC              COMMON STOCK USD.0001      411307101    91495    35463          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC     COMMON STOCK USD1.         438516106   228270     4200          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A     COMMON STOCK USD.01        518439104  1875744    16700          SOLE                   X      0    0
MAP PHARMACEUTICALS INC         COMMON STOCK USD.01        56509R108   281759    21394          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC       COMMON STOCK USD1.         580645109   269820     6000          SOLE                   X      0    0
MERCK + CO. INC.                COMMON STOCK USD.5         58933Y105   814320    21600          SOLE                   X      0    0
PFIZER INC                      COMMON STOCK USD.05        717081103   598238    27645          SOLE                   X      0    0
RESPONSYS INC                   COMMON STOCK USD.0001      761248103   892449   100388          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST , SPDR S+P MIDCAP 400 ETF    78467Y107   893424     5600          SOLE                   X      0    0
                                TRST
TEARLAB CORP                    COMMON STOCK USD.001       878193101   288370   257473          SOLE                   X      0    0
21VIANET GROUP INC ADR          ADR                        90138A103   149721    16363          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC      COMMON STOCK USD.1         92343V104   711528    17735          SOLE                   X      0    0
WELLS FARGO + CO                COMMON STOCK USD1.666      949746101   498175    18076          SOLE                   X      0    0
ZIPREALTY INC                   COMMON STOCK USD.001       98974V107    72956    64563          SOLE                   X      0    0


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